AMENDMENT NO. 1
TO
INVESTMENT ADVISORY AGREEMENT

	AMENDMENT, effective as of the 27th
day of April, 2018 between ABERDEEN
EMERGING MARKETS EQUITY INCOME
FUND, INC. (the "Company") (formerly known as the Aberdeen Chile Fund Inc.) and
ABERDEEN ASSET MANAGERS LIMITED
(the "Adviser") to that certain Investment
Advisory Agreement between the Company and the Adviser dated March 1, 2012 (the
"Agreement"). All capitalized terms used but not defined herein shall have the meanings given to them in the Agreement.

	WHEREAS, the Company and the
Adviser desire to amend the Agreement to: (i) reflect the name change of Aberdeen Chile Fund
Inc. to "Aberdeen Emerging Markets Equity
Income Fund, Inc."; (ii) reduce the investment advisory fee rate payable under the Investment
Advisory Agreement and (iii) base the
calculation of the investment advisory fees on net assets rather than the lower of market value or net assets;

	NOW THEREFORE, in consideration of
the premises and for other good and valuable consideration, the parties hereby agree as follows:

1. 	All references to Aberdeen Chile Fund
Inc. are hereby deleted and replaced with "Aberdeen Emerging Markets Equity
Income Fund, Inc."

2. 	Sections 9(a) and 9(b) are hereby deleted
in their entirety and replaced with the
following:

     "(a) 	In consideration of the
services rendered pursuant to this
Agreement, the Company will pay the
Adviser within five business days after
the end of each calendar quarter, a fee
for the previous quarter computed
monthly at an annual rate of 0.90% of
the first $250 million of the Company's
average weekly net assets, 0.80% of
amounts from $250-500 million, and
0.75% of amounts over $500 million.
      (b)	Reserved."
2.	Ratification of Agreement. Except as
expressly amended and provided herein,
all of the terms, conditions and
provisions of the Agreement are hereby
ratified and confirmed to be of full force and effect, and shall continue in full force and effect.

3. 	Counterparts.  This Amendment shall
become binding when it shall bear the
original or facsimile signature of each of the parties hereto. This Amendment may be executed in any number of counterparts, each of which shall be an original against any party whose signature appears thereon, but all of which together shall constitute but one and the same instrument.

4. 	Governing Law.  This Amendment shall
be governed by and construed to be in
accordance with the laws of the State of New York without reference to choice of law principles thereof and in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In the case of any conflict, the 1940 Act shall control.

      IN WITNESS WHEREOF,  the parties
hereto have executed this Amendment by their duly authorized representatives as of the day and year first written above.



ABERDEEN EMERGING MARKETS
EQUITY INCOME FUND, INC.


By:   	/s/ Lucia Sitar

Name:   Lucia Sitar
Title: Vice President



ABERDEEN ASSET MANAGERS LIMITED


By:  	/s/ Gordon Brough

Name: Gordon Brough
Title:  Authorised Signatory